Schedule of Company’s long-term investment (Details)	6 Months Ended
Dec. 31, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning Long Term Investment	$ 5,203,071
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	(396,521)
Ending Long Term Investment	10,775,746
Long-term contracts [member]
IfrsStatementLineItems [Line Items]
Beginning Long Term Investment	5,203,071
Additions On Long Term Investment	4,918,066
Unrealized Gain Loss On Change Of Fair Value Of Investment	492,593
Ending Long Term Investment	10,775,746
Long-term contracts [member] | Global Uranium and Enrichment Ltd [Member]
IfrsStatementLineItems [Line Items]
Beginning Long Term Investment	5,203,071
Additions On Long Term Investment
Unrealized Gain Loss On Change Of Fair Value Of Investment	880,520
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	134,602
Ending Long Term Investment	6,218,193
Long-term contracts [member] | American Uranium Limited [Member]
IfrsStatementLineItems [Line Items]
Beginning Long Term Investment
Additions On Long Term Investment	1,333,719
Unrealized Gain Loss On Change Of Fair Value Of Investment	47,633
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	27,414
Ending Long Term Investment	1,408,766
Long-term contracts [member] | Nuran Wireless Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning Long Term Investment
Additions On Long Term Investment	3,584,347
Unrealized Gain Loss On Change Of Fair Value Of Investment	(435,560)
Ending Long Term Investment	$ 3,148,787